Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Revenue	$ 100,799	$ 64,265	$ 231,491	$ 186,336	$ 260,981	$ 193,449	$ 198,508
GPO Fees	1,013	880	2,810	1,991	3,096	1,923	1,159
Restricted Cash, Current	374		$ 374		196	114
Deferred offering cost written off						3,494
Equity issuance costs recorded to additional paid-in capital					3,510	270
Selling, General and Administrative Expenses
Significant Accounting Policies [Line Items]
Advertising Expense					1,059	$ 773	$ 947
Emerging Growth Company | Maximum
Significant Accounting Policies [Line Items]
Annual Revenue					1,070,000
Market value of stocks held by non-affiliates					700,000
Issue of non convertible debt securiities					$ 1,000,000
Sales Revenue
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			1.00%
Sales Revenue | International sales
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					1.00%	1.00%	1.00%
PuraPly
Significant Accounting Policies [Line Items]
Revenue	$ 40,945	$ 31,755	$ 101,969	$ 86,893	$ 126,812	$ 69,773	$ 109,085